PROSPECTUS SUPPLEMENT DATED MAY 14, 2009

The purpose of this mailing is to provide you with changes to the current Prospectus for Series I shares of the Fund listed below:

AIM V.I. POWERSHARES ETF ALLOCATION FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" of the prospectuses:

"Investment decisions for the fund are made by the investment management team at Invesco Institutional. The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Scott Wolle, Portfolio Manager, who has been responsible for the fund since its inception and has been associated with Invesco Institutional and/or its affiliates since 1999.

     - Scott Hixon, Portfolio Manager, who has been responsible for the fund since its inception and has been associated with Invesco Institutional and/or its affiliates since 1994.

     - Mark Ahnrud, Portfolio Manager, who has been responsible for the fund since its inception and has been associated with Invesco Institutional and/or its affiliates since 2000.

     - Chris Devine, Portfolio Manager, who has been responsible for the fund since its inception and has been associated with Invesco Institutional and/or its affiliates since 1998.

     - Christian Ulrich, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 2000.

     The portfolio managers are assisted by research analysts on Invesco's Global Asset Allocation Team. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

     The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED MAY 14, 2009

The purpose of this mailing is to provide you with changes to the current Prospectus for Series II shares of the Fund listed below:

AIM V.I. POWERSHARES ETF ALLOCATION FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" of the prospectuses:

"Investment decisions for the fund are made by the investment management team at Invesco Institutional. The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Scott Wolle, Portfolio Manager, who has been responsible for the fund since its inception and has been associated with Invesco Institutional and/or its affiliates since 1999.

     - Scott Hixon, Portfolio Manager, who has been responsible for the fund since its inception and has been associated with Invesco Institutional and/or its affiliates since 1994.

     - Mark Ahnrud, Portfolio Manager, who has been responsible for the fund since its inception and has been associated with Invesco Institutional and/or its affiliates since 2000.

     - Chris Devine, Portfolio Manager, who has been responsible for the fund since its inception and has been associated with Invesco Institutional and/or its affiliates since 1998.

     - Christian Ulrich, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 2000.

     The portfolio managers are assisted by research analysts on Invesco's Global Asset Allocation Team. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

     The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED MAY 14, 2009

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of each of the Funds listed below:

AIM V.I. Basic Balanced Fund
AIM V.I. Basic Value Fund
AIM V.I. Capital Appreciation Fund
AIM V.I. Capital Development Fund
AIM V.I. Core Equity Fund
AIM V.I. Diversified Income Fund
AIM V.I. Dynamics Fund
AIM V.I. Financial Services Fund
AIM V.I. Global Health Care Fund
AIM V.I. Global Real Estate Fund
AIM V.I. Government Securities Fund
AIM V.I. High Yield Fund
AIM V.I. International Growth Fund
AIM V.I. Large Cap Growth Fund
AIM V.I. Leisure Fund
AIM V.I. Mid Cap Core Equity Fund
AIM V.I. Money Market Fund
AIM V.I. PowerShares ETF Allocation Fund
AIM V.I. Small Cap Equity Fund
AIM V.I. Technology Fund
AIM V.I. Utilities Fund

Effective May 14, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM V.I. POWERSHARES ETF ALLOCATION FUND" on page H-4 of the Statement of Additional Information. The following information is as of April 30, 2009:

                                           OTHER REGISTERED        OTHER POOLED
                                         INVESTMENT COMPANIES   INVESTMENT VEHICLES         OTHER ACCOUNTS
                                        FUNDS MANAGED (ASSETS   MANAGED (ASSETS IN              MANAGED
                                             IN MILLIONS)            MILLIONS)           (ASSETS IN MILLIONS)
                        DOLLAR RANGE    ---------------------   --------------------     --------------------
                       OF INVESTMENTS     NUMBER OF             NUMBER OF                NUMBER OF
 PORTFOLIO MANAGER    IN EACH FUND(1)      ACCOUNTS   ASSETS     ACCOUNTS    ASSETS      ACCOUNTS     ASSETS
-------------------   ---------------     ---------   ------    ---------   --------     ---------   --------
                                    AIM V.I. POWERSHARES ETF ALLOCATION FUND
Mark Ahnrud                None              None      None        9(2)     $1,246.4(2)      14      $1,963.7
Chris Devine               None              None      None        9(2)     $1,246.4(2)      14      $1,963.7
Scott Hixon                None              None      None        9(2)     $1,246.4(2)      14      $1,963.7
Christian Ulrich(3)        None              None      None        9(2)     $1,246.4(2)      14      $1,963.7
Scott Wolle                None              None      None        9(2)     $1,246.4(2)      14      $1,963.7

----------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) This amount includes 4 funds that pay performance-based fees with $ 153.8 M in total assets under management.

(3) Mr. Ulrich became a portfolio manager on AIM V.I. PowerShares ETF Allocation Fund on May 14, 2009.


                                       1